Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of risk management strategy related to hedge accounting [abstract]
Schedules of Risks Arising from Financial Instruments
U.S. dollar financial instruments subject to foreign exchange risk consist of U.S. dollar denominated items held in Canada and are summarized below.

(US$ in millions)	December 31, 2024	December 31, 2023
Cash and cash equivalents	$4,019	$59
Trade and settlement receivables	524	1,145
Trade accounts payable and other liabilities	(877)	(743)
Debt (Note 22)	(1,044)	(2,470)
Reduced by: Debt designated as a hedging instrument in our net investment hedge	—	2,334
Net U.S. dollar exposure	$2,622	$325
The table below outlines our outstanding settlement receivables and payables, which were provisionally valued at December 31, 2024 and December 31, 2023.

	Outstanding at December 31, 2024		Outstanding at December 31, 2023
	Volume (pounds in millions)	Price (US$/lb.)	Volume (pounds in millions)	Price (US$/lb.)
Receivable positions
Copper	178	3.97	127	3.87
Zinc	141	1.34	167	1.20
Lead	57	0.88	17	0.94
Payable positions
Zinc	84	1.34	121	1.20
Lead	32	0.88	15	0.94

Schedule of Maturity Analysis for Non-Derivative Financial Liabilities
At December 31, 2024, scheduled principal payments during the next five years and thereafter are as follows:

($ in millions)	US$	CAD$ Equivalent
2025	$294	$423
2026	519	747
2027	294	423
2028	294	423
2029	294	423
Thereafter	1,486	2,138
	$3,181	$4,577
Contractual undiscounted cash flow requirements for financial liabilities as at December 31, 2024 are as follows:

(CAD$ in millions)	Less Than 1 Year	2–3 Years	4–5 Years	More Than 5 Years	Total
Trade accounts payable and other financial liabilities	$2,576	$—	$—	$—	$2,576
Debt (Note 22(f))	423	1,170	846	2,138	4,577
Lease liabilities	175	248	916	216	1,555
Codelco preferential dividend liability	—	—	494	219	713
QB advances from SMM/SC	—	—	—	4,512	4,512
QB variable consideration to IMSA	72	68	—	—	140
Other liabilities	—	198	11	12	221
Estimated interest payments on debt	267	372	242	806	1,687
Estimated interest payments on QB advances from SMM/SC	372	700	600	682	2,354
Estimated interest payments on lease and other liabilities	6	7	27	6	46
Downstream pipeline take-or-pay toll commitment	33	70	75	248	426
	$3,924	$2,833	$3,211	$8,839	$18,807

Schedule of Sensitivity Analysis for Types of Market Risk
The following represents the effect on profit attributable to shareholders from a 10% change in commodity prices, with other variables unchanged, based on outstanding receivables and payables subject to final pricing adjustments at December 31, 2024 and December 31, 2023. There is no effect on other comprehensive income.

	Price on December 31, (US$/lb.)		Change in Profit Attributable to Shareholders (CAD$ in millions)
	2024	2023	2024	2023
Copper	3.97	3.87	$52	$37
Zinc	1.34	1.20	$1	$(1)
The table below outlines our outstanding settlement receivables and payables, which were provisionally valued at December 31, 2024 and December 31, 2023.

	Outstanding at December 31, 2024		Outstanding at December 31, 2023
	Volume (pounds in millions)	Price (US$/lb.)	Volume (pounds in millions)	Price (US$/lb.)
Receivable positions
Copper	178	3.97	127	3.87
Zinc	141	1.34	167	1.20
Lead	57	0.88	17	0.94
Payable positions
Zinc	84	1.34	121	1.20
Lead	32	0.88	15	0.94

Schedules of Risks Arising from Financial Instruments
The fair value of our commodity swaps is calculated based on forward metal prices and is considered a Level 2 fair value measurement with significant observable inputs on the fair value hierarchy (Note 35). A summary of these derivative contracts and related fair values as at December 31, 2024 is as follows:

Derivatives not designated as hedging instruments	Quantity (million lbs.)	Average Price of Purchase Commitments (US$/lb.)	Average Price of Sale Commitments (US$/lb.)	Fair Value Asset (Liability) (CAD$ in millions)
Zinc swaps	250	1.35	1.34	$(9)
Copper swaps	47	3.93	4.03	$9
Lead swaps	83	0.91	0.89	$(6)
				$(6)

Derivatives Not Designated as Hedging Instruments and Embedded Derivatives

(CAD$ in millions)	Amount of Gain (Loss) Recognized in Other Operating Income (Expense) and Non-Operating Income (Expense)
	2024	2023
Zinc swaps	$(8)	$(23)
Lead swaps	(4)	(9)
Copper swaps	27	(1)
Settlement receivables and payables (Note 10)	65	7
Contingent zinc escalation payment embedded derivative	1	5
Gold stream embedded derivative	51	12
Silver stream embedded derivative	22	4
QB variable consideration to IMSA (Note 12(a))	(7)	(4)
	$147	$(9)